Earnings (Losses) Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Numerator:
Net income attributable to Changyou.com Limited	$ 108,834	$ 144,947	$ 212,784
Numerator for basic earnings per share	108,834	144,947	212,784
Numerator for diluted earnings per share	$ 108,838	$ 144,936	$ 212,784
Ordinary shares [Member]
Denominator:
Weighted average number of ordinary shares outstanding-basic	105,188	104,560	104,924
Incremental shares from treasury stock method	1,382	1,718	838
Weighted average number of ordinary shares outstanding-diluted	106,570	106,278	105,762
Basic net income per share (in US dollars per share)	$ 1.03	$ 1.39	$ 2.03
Diluted net income per share (in US dollars per share)	$ 1.02	$ 1.36	$ 2.01